Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Operating activities
Royalties received	$ 36,531,459	$ 46,705,036	$ 30,470,480
Interest received	296,964	248,667	86,616
Expenses paid	(2,239,182)	(1,457,039)	(1,047,221)
Net cash from operating activities	34,589,241	45,496,664	29,509,875
Investing activities
Maturities of U.S. Government securities	90,434,386	81,835,668	37,636,412
Sales of U.S. Government securities		99,740
Purchases of U.S. Government securities	(71,644,548)	(90,260,269)	(60,977,805)
Net cash from (used for) investing activities	18,789,838	(8,324,861)	(23,341,393)
Financing activity
Distributions to unitholders	(44,083,234)	(36,604,828)	(19,548,815)
Net change in cash and cash equivalents	9,295,845	566,975	(13,380,333)
Cash and cash equivalents, beginning of period	881,810	314,835	13,695,168
Cash and cash equivalents, end of period	10,177,655	881,810	314,835
Reconciliation of net income to net cash from operating activities
Net income	30,055,752	45,559,044	33,423,425
Decrease (increase) in accrued income receivable	2,269,472	(382,969)	(1,911,046)
Decrease in contract asset	56,357	42,907	72,142
Decrease (increase) in prepaid expense	(13,182)	168	(1,032)
Increase (decrease) in accrued expenses	(290,878)	277,514	25,801
Increase (decrease) in contract liability	2,511,720		(2,099,415)
Net cash from operating activities	34,589,241	45,496,664	29,509,875
Non cash financing activity
Distributions declared and payable	$ 9,184,007	$ 18,236,814	$ 15,481,612